SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

a)    Cash Dividend

On March 28, 2013, the Company paid a first  quarter cash dividend of US$0.03 per common share for the year 2013. According to the board of directors’ resolution on November 29, 2013, the company began to pay quarterly dividend in 2013.

b)     Stock option

On March 4, 2013, the Company issued options to purchase 61,800 common shares to its directors and certain employees. These options are exercisable at the price of US$ 5.53 per share and will expire on March 3, 2022.

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2012.